TAXES ON INCOME - Disclosure of deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Composition and changes in deferred taxes, as presented in the consolidated balance sheet,
Balance at beginning	$ (258)	$ 172
Amount included in statement of comprehensive income	(292)	(418)	[1]
Currency translation differences	(2)	(12)
Balance at ending	(552)	(258)
Amount presented in other comprehensive income	39
Deferred taxes are reflected in the balance sheet
Non-current assets	1,448	2,055
Non-current liabilities	2,000	2,313
Total	(552)	(258)
Fixed and intangible assets
Composition and changes in deferred taxes, as presented in the consolidated balance sheet,
Balance at beginning	(2,919)	(3,065)
Amount included in statement of comprehensive income	334	55
Currency translation differences	21	91
Balance at ending	(2,564)	(2,919)
Deferred taxes are reflected in the balance sheet
Total	(2,564)	(2,919)
Employee benefit liabilities
Composition and changes in deferred taxes, as presented in the consolidated balance sheet,
Balance at beginning	632	612
Amount included in statement of comprehensive income	(111)	39
Currency translation differences	(5)	(19)
Balance at ending	516	632
Deferred taxes are reflected in the balance sheet
Total	516	632
Short-term investments
Composition and changes in deferred taxes, as presented in the consolidated balance sheet,
Balance at beginning	(195)	0
Amount included in statement of comprehensive income	104	(192)
Currency translation differences	3	(3)
Balance at ending	(88)	(195)
Deferred taxes are reflected in the balance sheet
Total	(88)	(195)
Carry- forward tax losses
Composition and changes in deferred taxes, as presented in the consolidated balance sheet,
Balance at beginning	2,224	2,625
Amount included in statement of comprehensive income	(619)	(320)
Currency translation differences	(21)	(81)
Balance at ending	1,584	2,224
Deferred taxes are reflected in the balance sheet
Total	$ 1,584	$ 2,224

[1]	$159 presented in other comprehensive income.